Related Parties (Tables)	12 Months Ended
Mar. 31, 2023
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Balances of Receivables and Payables with Affiliates and Joint Ventures
The balances of receivables and payables with affiliates and joint ventures as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Receivables:
Affiliates	¥34,317	¥95,429
Joint ventures	346,370	340,368

Total	¥380,687	¥435,797

Payables:
Affiliates	¥147,705	¥207,090
Joint ventures	36,380	67,044

Total	¥184,085	¥274,134

Amount of Transactions with Affiliates and Joint Ventures
The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Sales revenue:
Affiliates	¥87,742	¥93,187	¥125,318
Joint ventures	985,920	1,053,370	942,003

Total	¥1,073,662	¥1,146,557	¥1,067,321

Purchase:
Affiliates	¥1,015,921	¥1,176,066	¥1,443,840
Joint ventures	150,123	194,321	238,341

Total	¥1,166,044	¥1,370,387	¥1,682,181

Compensation Paid to Directors
Compensation paid to the directors and executive officers of the Company for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Remuneration	¥683	¥696	¥679
STI (Short Term Incentive)	95	188	229
LTI (Long Term Incentive)	129	159	286

Total	¥907	¥1,043	¥1,194

Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2023 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Coordination of Subsidiaries Operation, Research & Development, Manufacturing and Sales	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Development and Manufacturing of America, LLC	U.S.A.	Research & Development and Manufacturing	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation and Sales	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Leasing (Thailand) Co., Ltd.	Thailand	Finance	100.0

Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Co., Ltd.	Thailand	Manufacturing and Sales	72.5
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0